Expense Example (, (Strategic Income Opportunities Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Strategic Income Opportunities Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 515
Expense Example, with Redemption, 3 Years	762
Expense Example, with Redemption, 5 Years	1,027
Expense Example, with Redemption, 10 Years	$ 1,785